26 EMPLOYEE BENEFITS (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EmployeeBenefitsLineItems [Line Items]
Actuarial liabilities	R$ 912,184	R$ 905,119
Post-employment Healthcare Benefits [Member]
EmployeeBenefitsLineItems [Line Items]
Present value of obligations	892,396	897,137
Actuarial liabilities	R$ 892,396	R$ 897,137	R$ 866,784